CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.52

July 16, 2021

Due Diligence Narrative Report for:

CSMC 2021-NQM5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Client Services Management

Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrrmg.com

Sioux Johnstone

Vice President

801-293-3826

Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

OVERVIEW

In December 2020, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 21 mortgage loans. The Due Diligence for these loans took place in January 2021. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	21
Servicer Comment History Review	21
Title/Tax/Lien Review	12

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed the servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1.	Address Variation
2.	Applicant in Title
3.	No Open Mortgage
4.	Delinquent/Unpaid Taxes
5.	Other Priority Liens
6.	HOA/Muni Liens
7.	Federal/State Tax Liens
8.	Whether subject mortgage was in 1st Lien Position
9.	Whether Subject mortgage has been foreclosed
10.	Potential Assignment Chain issues
11.	Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 21 mortgage loans to capture the posted payment data and reported it to our client in the “CSMC 2021-NQM5 CASHFLOW R 07152021.xlsx” file.

The results of this review are:

●	Per MBA methodology, all but two (2) loans were current as of 11/30/2020.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed 21 loans and reported any pertinent information based on comment history in “CSMC 2021-NQM5 CH REVIEW R 07152021.xlsx”.

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 12 mortgage loans and reported to our client in “CSMC 2021- NQM5 Title Review R_07152021.xlsx” the following potential exceptions:

●	0 loans had address variations

●	7 loans showed applicant was not on title

●	0 loan showed no mortgage found

●	1 loans had delinquent or unpaid taxes

●	0 loans had liens other than HOA or municipal prior to mortgage

●	2 loans had municipal liens

●	0 loans had HOA liens

●	1 loans had federal tax liens

●	0 loans had state tax liens

●	0 loans showed mortgage not found in first lien position

●	0 loans showed mortgage as being foreclosed

●	0 loans had potential assignment chain issues

●	9 loans in a super lien state

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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